Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,187,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,208.41
Total Offset Amount	$ 0.00
Narrative Disclosure	fee per Rule 457(r)
Net Fee	$ 1,208.41
Narrative - Max Aggregate Offering Price	$ 8,187,000.00
Final Prospectus	true